Employee Benefit Plan, Schedule, Asset Held for Investment - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	31-1210837
EBP, Plan Number	001
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,286,090
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	3,058,149
EBP, Asset Held for Investment	$ 210,709,129
EBP, Employer, Common Stock Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,600	25,000
Investment, Identifier [Axis]: American Funds EuroPacific Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	68,886
Investment, Identifier [Axis]: Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	427,346
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	417,649
Investment, Identifier [Axis]: Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	794,348
Investment, Identifier [Axis]: Fidelity 500 Index Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	87,628
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,830,853
Investment, Identifier [Axis]: Fidelity Freedom Index 2010 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 194
Investment, Identifier [Axis]: Fidelity Freedom Index 2015 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,129
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,055
Investment, Identifier [Axis]: Fidelity Freedom Index 2020 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,506
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 598,627
Investment, Identifier [Axis]: Fidelity Freedom Index 2025 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	107,335
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,182,113
Investment, Identifier [Axis]: Fidelity Freedom Index 2030 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	303,643
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,865,371
Investment, Identifier [Axis]: Fidelity Freedom Index 2035 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	279,409
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,437,862
Investment, Identifier [Axis]: Fidelity Freedom Index 2040 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	358,746
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,342,650
Investment, Identifier [Axis]: Fidelity Freedom Index 2045 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	171,354
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,284,564
Investment, Identifier [Axis]: Fidelity Freedom Index 2050 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	229,189
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,084,232
Investment, Identifier [Axis]: Fidelity Freedom Index 2055 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	204,654
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,208,456
Investment, Identifier [Axis]: Fidelity Freedom Index 2060 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	216,893
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,678,376
Investment, Identifier [Axis]: Fidelity Freedom Index 2065 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	128,478
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,243,223
Investment, Identifier [Axis]: Fidelity Freedom Index 2070 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,466
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,774
Investment, Identifier [Axis]: Fidelity Freedom Index Income Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,207
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,952
Investment, Identifier [Axis]: Fidelity Government Money Market*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1
Investment, Identifier [Axis]: Harbor Capital App CIT 5
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,472,052
Investment, Identifier [Axis]: Harbor Capital Appreciation Cit 5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	805,873
Investment, Identifier [Axis]: JPMorgan Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	235,812
Investment, Identifier [Axis]: JPMorgan Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	151,482
Investment, Identifier [Axis]: M/I Homes Company Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,663
Investment, Identifier [Axis]: TRP Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,387,845
EBP, Asset Held for Investment [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,387,845
Investment, Identifier [Axis]: Vanguard Small Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	45,703
Investment, Identifier [Axis]: Vanguard Small Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	48,192
Investment, Identifier [Axis]: Vanguard Wellington Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	669,111